Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Program surplus	$ 446	$ 420
Pension obligations	215	183
Other long-term tax liabilities	480	293
Deferred employee compensation and benefits	113	170
Insurance reserves	131	87
Other	107	112
Other Liabilities, Noncurrent	$ 1,492	$ 1,265